Net finance expense (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of net finance expense recognized in profit or loss

(in thousands of USD)	2023	2022	2021
Interest income	20,620	7,063	1,896
Income on recycling hedges from OCI into P&L	25,749	—	—
Change in fair value of fuel derivatives recognized in P&L	3,210	6,132	1,668
Foreign exchange gains	17,590	13,945	11,370
Finance income	67,168	27,140	14,934

Interest expense on financial liabilities measured at amortized cost	(132,268)	(85,418)	(57,961)
Interest leasing	(631)	(1,237)	(2,378)
Change in fair value of fuel derivatives recognized in P&L	(8,276)	(26,388)	(8,966)
Fair value adjustment on interest rate swaps	37	(507)	(78)
Other financial charges	(13,513)	(5,930)	(14,265)
Foreign exchange losses	(17,246)	(13,529)	(11,893)
Finance expense	(171,897)	(133,009)	(95,541)

Net finance expense recognized in profit or loss	(104,729)	(105,869)	(80,607)

Disclosure of finance income and expenses not at fair value through profit or loss

	2023	2022	2021
Total interest income on financial assets	46,368	7,063	1,896
Total interest expense on financial liabilities	(132,268)	(85,418)	(57,961)
Total interest leasing	(631)	(1,237)	(2,378)
Total other financial charges	(13,513)	(5,930)	(14,265)

Disclosure finance expense recognized directly in equity

(in thousands of USD)	2023	2022	2021
Foreign currency translation differences for foreign operations	259	(477)	(482)
Cash flow hedges - effective portion of changes in fair value	(6,164)	30,657	9,852
Net finance expense recognized directly in equity	(5,905)	30,180	9,370
Attributable to:
Owners of the Company	(5,905)	30,180	9,370
Net finance expense recognized directly in equity	(5,905)	30,180	9,370
Recognized in:
Translation reserve	259	(477)	(482)
Hedging reserve	(6,164)	30,657	9,852